SCHEDULE OF ACCOUNTS PAYABLE AND LIABILITIES (Details) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Accounts payable	$ 1,157,555	$ 618,622	$ 148,145
Payroll liabilities	52,057	225,334
Audit and legal fees accrual	661,388	404,883	95,000
Other accrued liabilities	151	10,277	750
Total	$ 1,871,151	$ 1,259,116	$ 243,898